Summary of Significant Accounting Policies - Summarized of Financial Information Group's Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalent	¥ 277,168		¥ 381,158		$ 40,186
Restricted cash	98,917		183,408		14,342
Contract assets, net of allowance for doubtful accounts	49,888		0		7,233
Account receivable, net of allowance for impairment	250,667		777,262		36,342
Insurance premium receivables	1,792		1,217		260
Amount due from related parties	489		128		71
Prepaid expense and other receivables	71,818		77,511		10,413
Total current assets	750,739		1,420,684		108,847
Non-current assets
Restricted cash	0		44,418		0
Contract assets, net of allowance for doubtful accounts	6,634		0		962
Property, Plant and Equipment, net	38,518		48,461		5,585
Intangible assets, net	53,498		21,626		7,756
Deferred tax assets	0		605		0
Long-term investments	77,305		73,001	¥ 46,084	11,208	¥ 23,395
Operating lease right-of-use assets	162,180		247,819		23,514
Goodwill	461		461		67
Other Assets	279		379		40
Total non-current assets	338,875		436,770		49,132
Total assets	1,089,614		1,857,454		157,979
Current liabilities
Short-term borrowings	150,000		216,710		21,748
Accounts payable	262,266		680,369		38,025
Insurance premium payables	27,567		124,019		3,997
Contract liabilities	4,034		7,236		585
Other payables and accrued expenses	58,251		71,255		8,446
Payroll and welfare payable	43,938		93,451		6,370
Income taxes payable	2,440		2,440		354
Operating lease liabilities	10,075		14,886		1,461
Amount due to related parties	495		11,875		72
Total current liabilities	559,066		1,222,241		81,058
Non-current liabilities
Long-term borrowings	0		20,000		0
Deferred tax liabilities	12,491		4,892		1,811
Operating lease liabilities	176,032		249,183		25,522
Total non-current liabilities	188,523		274,300		27,333
Total liabilities	747,589		1,496,541		108,391
Shareholders' equity
Additional paid-in capital	904,935		896,772		131,203
Accumulated deficit	(531,127)		(499,940)		(77,006)
Total shareholders' equity attributable to Huize Holding Limited shareholders	340,879		360,064		49,422
Non-controlling interests	1,146		849		166
Total shareholders' equity	342,025		360,913	468,683	49,588	¥ (308,653)
Total liabilities and shareholders' equity	1,089,614		1,857,454		$ 157,979
Operating revenue
Brokerage income	1,108,652	$ 160,739	2,232,253	1,215,434
Other income	49,256	7,141	12,763	4,788
Total operating revenue	1,157,908	167,880	2,245,016	1,220,222
Operating costs and expenses
Cost of revenue	(706,009)	(102,361)	(1,688,087)	(813,507)
Other cost	(28,282)	(4,101)	(2,670)	(2,846)
Total operating costs	(734,291)	(106,462)	(1,690,757)	(816,353)
Selling expenses	(231,664)	(33,588)	(350,573)	(230,438)
General and administrative expenses	(154,715)	(22,432)	(197,619)	(150,207)
Research and development expenses	(80,911)	(11,731)	(120,478)	(49,135)
Total operating costs and expenses	(1,201,581)	(174,213)	(2,359,427)	(1,246,133)
Operating income/(loss)	(43,673)	(6,333)	(114,411)	(25,911)
Other income/(expenses)
Interest income/(expenses)	(5,062)	(734)	(3,206)	(1,157)
Unrealized exchange income/(loss)	(79)	(11)	(59)	(9)
Investment income/(loss)	(2,216)	(321)	(5,328)	137
Others, net	19,490	2,826	12,627	10,177
Profit before income tax, and share of (loss)/income of equity method investee	(31,540)	(4,573)	(110,377)	(16,763)
Income tax expense	0	0	0	(1,768)
Share of (loss)/income of equity method investee	(2,200)	(319)	2,660	239
Net profit/(loss)	(33,740)	(4,892)	(107,717)	(18,292)
Net profit/(loss) attributable to non-controlling interests	(2,553)	(370)	(51)	0
Net profit/(loss) attributable to Huize Holding Limited	(31,187)	(4,522)	(107,666)	(18,292)
Net profit/(loss)	(33,740)	(4,892)	(107,717)	(18,292)
Foreign currency translation adjustment, net of tax	9,600	1,392	(5,323)	(22,386)
Comprehensive income/(loss)	(24,140)	(3,500)	(113,040)	(40,678)
Comprehensive income/(loss) attributable to non-controlling interests	(2,553)	(370)	(51)	0
Comprehensive income/(loss) attributable to Huize Holding Limited	(21,587)	(3,130)	(112,989)	(40,678)
Net cash provided by/(used in) operating activities	(85,067)	(12,332)	(175,917)	137,666
Cash flows from investing activities:
Purchase of long-term investment	(10,000)	(1,450)	(33,614)	(22,450)
Purchase of property, equipment and intangible assets	(16,823)	(2,439)	(38,061)	(8,196)
Proceeds from disposal of property, equipment and intangible assets	1,048	152	980
Acquisition of subsidiary, net of cash paid	(25,964)	(3,764)	(14,292)	(569)
Proceeds from disposal of investments	700	101	3,820
Cash received for disposal of subsidiary	3,640	528
Interests received	876	127
Others	237	34	241	137
Net cash provided by/(used in) investing activities	(56,286)	(8,161)	(80,926)	(31,078)
Cash flows from financing activities:
Proceeds from borrowings	270,200	39,175	184,000	105,400
Repayments of borrowings	(367,524)	(53,286)	(40,503)	(61,266)
Proceeds from exercise of share option	0	0	497	503
Cash received by subsidiaries from minority shareholders			900
Net cash provided by/(used in) financing activities	(101,133)	(14,663)	141,891	383,053
Effect of exchange rate changes on cash and cash equivalents	9,587	1,390	(5,012)	(10,020)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(232,899)	(33,766)	(119,964)	479,621
Total cash and cash equivalents and restricted cash at beginning of year	608,984	88,294	728,948	249,327
Total cash and cash equivalents and restricted cash at end of year	376,085	54,528	608,984	728,948
Huiye Tianze and Its Subsidiaries [Member]
Other income/(expenses)
Share of (loss)/income of equity method investee	(2,200)		2,660	239
Subsidiaries [Member]
Cash flows from financing activities:
Cash received by subsidiaries from minority shareholders	2,850	$ 413
Huiye Tianze and Its Subsidiaries [Member]
Current assets
Cash and cash equivalent	205,781		323,011
Restricted cash	55,458		127,315
Contract assets, net of allowance for doubtful accounts	49,888
Account receivable, net of allowance for impairment	250,238		777,055
Insurance premium receivables	1,792		1,217
Amount due from related parties	340
Prepaid expense and other receivables	96,987		106,865
Total current assets	660,484		1,335,463
Non-current assets
Restricted cash	0		24,680
Contract assets, net of allowance for doubtful accounts	6,634
Property, Plant and Equipment, net	38,133		47,800
Intangible assets, net	50,851		18,979
Deferred tax assets	0		605
Long-term investments	66,250		59,450
Operating lease right-of-use assets	162,180		241,880
Goodwill	461		461
Other Assets	279		379
Total non-current assets	324,788		394,234
Total assets	985,272		1,729,697
Current liabilities
Short-term borrowings	150,000		216,710
Accounts payable	261,993		680,183
Insurance premium payables	27,567		124,019
Contract liabilities	702		2,681
Other payables and accrued expenses	195,136		207,461
Payroll and welfare payable	39,674		92,094
Income taxes payable	2,440		2,440
Operating lease liabilities	10,075		12,362
Amount due to related parties	495		11,875
Total current liabilities	688,082		1,349,825
Non-current liabilities
Long-term borrowings	0		20,000
Deferred tax liabilities	12,054		4,455
Operating lease liabilities	176,032		245,396
Total non-current liabilities	188,086		269,851
Total liabilities	876,168		1,619,676
Shareholders' equity
Common shares	44,766		44,766
Additional paid-in capital	470,553		460,157
Accumulated deficit	(407,361)		(395,751)
Total shareholders' equity attributable to Huize Holding Limited shareholders	107,958		109,172
Non-controlling interests	1,146		849
Total shareholders' equity	109,104		110,021
Total liabilities and shareholders' equity	985,272		1,729,697
Operating revenue
Brokerage income	1,107,090		2,231,388	1,215,434
Other income	49,223		11,494	4,560
Total operating revenue	1,156,313		2,242,882	1,219,994
Operating costs and expenses
Cost of revenue	(705,067)		(1,687,770)	(813,507)
Other cost	(28,282)		(2,670)	(2,846)
Total operating costs	(733,349)		(1,690,440)	(816,353)
Selling expenses	(230,414)		(346,305)	(230,438)
General and administrative expenses	(136,519)		(172,822)	(136,921)
Research and development expenses	(80,911)		(120,478)	(49,135)
Total operating costs and expenses	(1,181,193)		(2,330,045)	(1,232,847)
Operating income/(loss)	(24,880)		(87,163)	(12,853)
Other income/(expenses)
Interest income/(expenses)	(5,592)		(4,092)	(1,813)
Unrealized exchange income/(loss)	0		0	(421)
Investment income/(loss)	568		(1,369)	137
Others, net	17,941		12,627	10,153
Profit before income tax, and share of (loss)/income of equity method investee	(11,963)		(79,997)	(4,797)
Income tax expense	0		0	(1,768)
Net profit/(loss)	(14,163)		(77,337)	(6,326)
Net profit/(loss) attributable to non-controlling interests	(2,553)		(51)	0
Net profit/(loss) attributable to Huize Holding Limited	(11,610)		(77,286)	(6,326)
Net profit/(loss)	(14,163)		(77,337)	(6,326)
Foreign currency translation adjustment, net of tax	0		0	0
Comprehensive income/(loss)	(14,163)		(77,337)	(6,326)
Comprehensive income/(loss) attributable to non-controlling interests	(2,553)		(51)	0
Comprehensive income/(loss) attributable to Huize Holding Limited	(11,610)		(77,286)	(6,326)
Net cash provided by/(used in) operating activities	(69,094)		(152,844)	168,225
Cash flows from investing activities:
Purchase of long-term investment	(10,000)		(22,601)	(22,450)
Purchase of property, equipment and intangible assets	(16,773)		(37,359)	(8,162)
Proceeds from disposal of property, equipment and intangible assets	1,044		961	0
Acquisition of subsidiary, net of cash paid	(25,964)		(11,805)	(569)
Payments of inter-company balances	0		(5,050)	0
Proceeds from disposal of investments	700		890	0
Cash received for disposal of subsidiary	3,640
Advances to a third party	(26,000)
Repayment from a third party	16,000
Interests received	876
Others	237		241	137
Net cash provided by/(used in) investing activities	(56,240)		(74,723)	(31,044)
Cash flows from financing activities:
Proceeds from borrowings	270,200		184,000	105,400
Repayments of borrowings	(367,524)		(40,503)	(61,266)
Proceeds from inter-company balances	6,041		128,000	0
Proceeds from exercise of share option	0		247	245
Net cash provided by/(used in) financing activities	(88,433)		272,644	44,379
Effect of exchange rate changes on cash and cash equivalents	0		0	0
Net increase/(decrease) in cash and cash equivalents and restricted cash	(213,767)		45,077	181,560
Total cash and cash equivalents and restricted cash at beginning of year	475,006		429,929	248,369
Total cash and cash equivalents and restricted cash at end of year	261,239		475,006	429,929
Huiye Tianze and Its Subsidiaries [Member] | Subsidiaries [Member]
Cash flows from financing activities:
Cash received by subsidiaries from minority shareholders	¥ 2,850		¥ 900	¥ 0